Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	fef_SupplementTextBlock	FEDERATED CLOVER VALUE FUND

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2015

1. In the section entitled "Fund Management," please replace the current language with the following:

"The Fund's Investment Adviser is Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division.

Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009.

Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009."

2. In the section entitled "Who Manages the Fund?," under the heading entitled "Portfolio Management Information," please replace the current language with the following:

"Matthew P. Kaufler

Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Information Technology and Consumer Discretionary sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Kaufler was employed by Clover Capital Management, Inc. ("Clover"), where he co-managed Clover's all cap value investment strategy. Mr. Kaufler joined Clover in 1991 and was a senior member of Clover's research team. Mr. Kaufler also worked in the trust investment division at Chase Manhattan Bank and in the brokerage industry prior to his employment with Clover. Mr. Kaufler received his B.S. in Business from the New York Institute of Technology and earned an M.B.A. from the Rochester Institute of Technology. Mr. Kaufler is the recipient of the Financial Executives Institute award for academic excellence. He has received the Chartered Financial Analyst designation.

Paul W. Spindler

Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Utility and Energy sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Spindler was employed by Clover, where he comanaged Clover's all cap value investment strategy. Mr. Spindler joined Clover in 1988 and served on Clover's research team. Mr. Spindler earned his B.S. in Business from the Rochester Institute of Technology and his M.B.A. from The Ohio State University. Mr. Spindler has received the Chartered Financial Analyst designation.
Federated Clover Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	FEDERATED CLOVER VALUE FUND

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER VFCAX)
CLASS B SHARES (TICKER VFCBX)
CLASS C SHARES (TICKER VFCCX)
CLASS R SHARES (TICKER VFCKX)
INSTITUTIONAL SHARES (TICKER VFCIX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2015

1. In the section entitled "Fund Management," please replace the current language with the following:

"The Fund's Investment Adviser is Federated Global Investment Management Corp. operating primarily through its Federated Clover Investment Advisors division.

Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009.

Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009."

2. In the section entitled "Who Manages the Fund?," under the heading entitled "Portfolio Management Information," please replace the current language with the following:

"Matthew P. Kaufler

Matthew P. Kaufler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since January 2000, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Information Technology and Consumer Discretionary sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Kaufler was employed by Clover Capital Management, Inc. ("Clover"), where he co-managed Clover's all cap value investment strategy. Mr. Kaufler joined Clover in 1991 and was a senior member of Clover's research team. Mr. Kaufler also worked in the trust investment division at Chase Manhattan Bank and in the brokerage industry prior to his employment with Clover. Mr. Kaufler received his B.S. in Business from the New York Institute of Technology and earned an M.B.A. from the Rochester Institute of Technology. Mr. Kaufler is the recipient of the Financial Executives Institute award for academic excellence. He has received the Chartered Financial Analyst designation.

Paul W. Spindler

Paul W. Spindler, Portfolio Manager, managed the predecessor fund to the Fund, Touchstone Value Fund, since October 2006, and has continued to manage the Fund as an employee of the Adviser since March 2009. He is Vice President of the Fund's Adviser. He provides research on the Utility and Energy sectors and is jointly responsible for the day-to-day management of the Fund and development of the investment strategy for the Fund. Prior to joining Federated, Mr. Spindler was employed by Clover, where he comanaged Clover's all cap value investment strategy. Mr. Spindler joined Clover in 1988 and served on Clover's research team. Mr. Spindler earned his B.S. in Business from the Rochester Institute of Technology and his M.B.A. from The Ohio State University. Mr. Spindler has received the Chartered Financial Analyst designation.